Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Summary of provisions

		Asset
		Retirement
In EUR	Warranties	Obligation	Litigation	Other	Total
Balance at January 1, 2019	1,422,331	132,333	427,175	315,445	2,297,284
Additions	74,648	—	—	1,481,970	1,556,618
Reversals	(996,144)	—	—	—	(996,144)
Usage	—	—	(427,175)	(315,445)	(742,620)
Unwinding of discount	—	1,964	—	—	1,964
Currency translation effect	15,746	179	—	(4,717)	11,208
Balance at December 31, 2019	516,581	134,476	—	1,477,253	2,128,310
Non‑current	—	134,476	—	—	134,476
Current	516,581	—	—	1,477,253	1,993,833
Total	516,581	134,476	—	1,477,253	2,128,310
Balance at January 1, 2020	516,581	134,476	—	1,477,253	2,128,310
Additions	124,881	—	—	—	124,881
Reversals	(65,264)	—	—	—	(65,264)
Usage	—	—	—	(1,478,922)	(1,478,922)
Unwinding of discount	—	1,993	—	—	1,993
Currency translation effect	(258)	(685)	—	1,669	726
Balance at December 31, 2020	575,940	135,784	—	—	711,724
Non‑current	—	135,784	—	—	135,784
Current	575,940	—	—	—	575,940
Total	575,940	135,784	—	—	711,724